Note 1 - Organization and Summary of significant accounting policies (Details Narrative) (USD $)	Jul. 31, 2013	Jun. 27, 2012	Oct. 01, 2010 sqm	Jul. 31, 2010	Jul. 23, 2009 kW MW	Nov. 26, 2008	Jul. 31, 2007	Mar. 14, 2007
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of directors appointed to fill vacancies								3
Number shares sold, controlling shareholder						50,000		139,900
Consideration for shares sold, controlling shareholder								$ 104,940
Percent issued and outstanding shares, controlling shareholder						28.00%		78.00%
Shares gifted							89,900
Number of individuals to whom shares gifted							44
Total remaining shares, controlling shareholder							50,000
Shares issued for acquisition					40,000
Number solar parks in operation					1
Number of Kilowatts produced					100
Number parks under construction					2
Number kilowatts per park					100
Number pending applications, solar parks					6
Total megawatts under application					1.1
Percent non controlling shareholders Energeiaki				15.00%
Shares canceled				40,000
Percent ownership returned to Energeiaki				85.00%
Land available for photovoltaic park			150,000
Ratio reverse stock split to each share held		100
Number months to obtain solar license	6
Term of maturity or less to equal cash equivalents	3